Description of Business (Details Narrative) - Gemini Direct Investment LLC and Subsidiaries [Member]	May 01, 2019	Apr. 30, 2019
TVP Investments, LLC and Subsidiary [Member]
Minority interest parent		100.00%
GDI Air [Member]
Minority interest parent	100.00%
Media Lodge, Inc [Member]
Minority interest parent	90.00%
S&T Logistics, LLC [Member]
Minority interest noncontrolling owners	10.00%